Other Comprehensive Income (Loss) - Amounts Reclassified Out of Each Component of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net gain (loss) on sale of securities									$ (413)	$ 12	$ 19
Other operating expenses									(8,384)	(6,905)	(6,730)
Income taxes									(2,640)	(6,360)	(6,619)
Net income	$ 7,569	$ (3,433)	$ 3,014	$ 6,989	$ 3,981	$ 3,660	$ 3,596	$ 4,635	14,139	15,872	17,217
Reclassification out of Accumulated Other Comprehensive Loss [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income									(443)	(239)	(202)
Unrealized Gains (Losses) on Available-for-Sale Securities [Member] | Reclassification out of Accumulated Other Comprehensive Loss [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net gain (loss) on sale of securities									(413)	12	19
Income taxes									87	(4)	(6)
Net income									(326)	8	13
Accumulated Defined Benefit Plans Adjustment, Actuarial Losses [Member] | Reclassification out of Accumulated Other Comprehensive Loss [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other operating expenses									(149)	(380)	(326)
Income taxes									32	133	111
Net income									$ (117)	$ (247)	$ (215)